As filed with the Securities and Exchange Commission on September 8, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2009

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2009
Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Website: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND (A Portfolio of the WexfordTrust)

Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund are pleased to present this Semi-Annual Report of your Fund.

In our Quarterly Letter of April 2009 (#90), we addressed the topics of deleveraging and forced selling which we believe drove market prices down in 2008 and early 2009. We concluded that the deleveraging and forced selling were probably over. Since then, bond prices have increased and stock prices have bounced very nicely.
In our “conversation,” we discussed our observations that the consumer had taken a “step down” in spending (or a “step up” in saving) in the fourth quarter of 2008 and appeared to have leveled off at the new lower level since the first of the year.

It is now late August 2009, and we continue to see this pattern in a broad range of economic statistics, including:

● Consumer Spending;
● Home Sales;
● Capital Goods Orders;
● Freight Volume; and
● World Trade.

Our summary description is that the participants in the U.S. economy seem to be setting a new lower base on which (slower) growth can build.

At our May 7 seminar, we discussed these topics, coming to the same conclusions. We also discussed the liquidity crunch in the financial markets in late 2008. This liquidity crunch appears to be largely alleviated at this time. But most financial firms have very different structures from what they had before. Some are out of business; several have been merged; some have changed their charters; and some are directly controlled by the federal government. So there will be many aftereffects and unintended consequences. These will be ongoing and must be monitored.
We also expect sizeable changes in financial and corporate regulations, as well as corporate and individual taxes. In all of this, there are enough moving parts that predictions of corporate profitability levels are yet to be determined. For example, with ample capacity in every industry, maybe corporate ROE (return on shareholder equity) averages 11% instead of the historic average of 13 percent. While we believe the crunch is over, we don’t yet have conviction in what the new norm will be.

As a shareholder in the Muhlenkamp Fund, you should have received Muhlenkamp Memos #90 and 91 which we referenced above. The memos are also archived on the www.muhlenkamp.com website along with a transcript of the May 2009 seminar. If this source is not convenient to you, give us a call at 877-935-5520.

Ronald H. Muhlenkamp

President
August 2009

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may also invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed, and should not be considered investment advice.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Average Annual Total Returns (Unaudited)
as of June 30, 2009

	One	Three	Five	Ten	Fifteen	Since
Muhlenkamp Fund	Year	Years	Years	Years	Years	Inception*
Return Before Taxes	-23.49%	-14.21%	-5.05%	2.44%	8.58%	9.33%
Return After Taxes on
Distributions**	-23.54%	-15.02%	-5.62%	1.99%	8.16%	8.89%
Return After Taxes on
Distributions and Sale of
Fund Shares**	-15.23%	-11.43%	-3.97%	2.20%	7.75%	8.49%
S&P 500 Index***	-26.21%	-8.22%	-2.24%	-2.22%	6.93%	8.32%

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily how the Fund will perform in the future.

   The calculation for the One Year “Return After Taxes on Distributions and Sale of Fund Shares” assumes the following:
1.	You bought shares of the Fund at the price on 6/30/2008.
2.	You received dividends (an income distributions) at yearend, and paid a 15% tax on these dividends on the payable date.
3.	You reinvested the rest of the dividend when received, increasing your cost basis for tax purposes.
4.
You sold the entire position on 6/30/2009, and were able to deduct the entire loss from ordinary income at a tax rate of 35%. (In reality, the total deduction from federal tax is limited to $3,000/year).

*** The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

	Total Return %		Cumulative Return %
Year	Muhlenkamp	S&P 500	Muhlenkamp	S&P 500
Ending	Fund	Index	Fund	Index
12/31/99	11.4	21.0	11.4	21.0
12/31/00	25.3	-9.1	39.6	10.0
12/31/01	9.3	-11.9	52.6	-3.1
12/31/02	-19.9	-22.1	22.2	-24.5
12/31/03	48.1	28.7	81.0	-2.8
12/31/04	24.5	10.9	125.4	7.8
12/31/05	7.9	4.9	143.1	13.1
12/31/06	4.1	15.8	153.0	30.9
12/31/07	-9.7	5.5	128.6	38.1
12/31/08	-40.4	-37.0	36.3	-13.0
6/30/09(1)	8.4	3.2	47.7	-10.2
(1) Total Return is for the six months ending June 30, 2009.

A Hypothetical $10,000 Investment in the Muhlenkamp Fund

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on 12/31/98. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
June 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09 – 6/30/09).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load, redemption fees or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. For any direct registered shareholder of the Fund having an IRA balance exceeding $50,000, the amount of such IRA annual maintenance fee will be a Fund expense. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
June 30, 2009 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual	$1,000.00	$1,084.20	$6.61
Hypothetical
(5% return before
expenses)	1,000.00	1,018.45	6.41

* Expenses are equal to the Fund’s annualized expense ratio of 1.28% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
 June 30, 2009 (Unaudited)

20%
15%
10%
5%
0%
0.9%
1.3%
6.0%
1.7%
3.3%
7.3%
7.1%
2.5%
3.8%
1.6%
4.3%
15.0%
0.7%
3.9%
6.3%
5.4%
1.0%
1.3%
1.0%
3.2%
3.7%
5.4%
4.2%
3.4%
0.2%
2.4%
3.1%
AEROSPACE & DEFENSE
AUTOMOBILES & COMPONENTS
BANKS
CAPITAL GOODS
COAL
COMMUNICATIONS EQUIPMENT
COMPUTERS & EQUIPMENT
CONSTRUCTION MATERIALS
DATA PROCESSING & OUTSOURCED SERVICES
ENERGY EQUIPMENT & SERVICES
FINANCIAL SERVICES
HEALTH CARE PROVIDERS & SERVICES
HOUSEHOLD DURABLES
INDUSTRIAL CONGLOMERATES
INFORMATION SOFTWARE & SERVICES
INSURANCE
MACHINERY
MEDICAL PRODUCTS
METALS & MINING
OIL, GAS & CONSUMABLE FUELS
PHARMACEUTICALS & BIOTECHNOLOGY
TOBACCO
TRADING COMPANIES & DISTRIBUTORS
INVESTMENT COMPANIES
CORPORATE BONDS
SHORT- TERM INVESTMENTS
ASSETS IN EXCESS OF OTHER LIABILITIES

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
June 30, 2009 (Unaudited)

ASSETS
INVESTMENTS, AT VALUE: (Cost $671,741,653)	$601,543,629
CASH	8,217,151
RECEIVABLE FOR FUND SHARES SOLD	60,176
RECEIVABLE FOR INVESTMENTS SOLD	14,371,857
DIVIDENDS RECEIVABLE	765,613
INVESTMENT INTEREST RECEIVABLE	2,333
OTHER ASSETS	127,876
Total assets	625,088,635

LIABILITIES
WRITTEN OPTIONS, AT VALUE (Premiums received $8,527,499)	3,133,500
PAYABLE FOR FUND SHARES REDEEMED	98,644
PAYABLE TO ADVISOR	518,877
ACCRUED EXPENSES AND OTHER LIABILITIES	298,498
Total liabilities	4,049,519
NET ASSETS	$621,039,116

NET ASSETS
PAID IN CAPITAL	$716,232,165
ACCUMULATED INVESTMENT INCOME	1,688,477
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS
SOLD AND WRITTEN OPTION CONTRACTS EXPIRED OR
CLOSED	(32,077,501)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(70,198,024)
Written option contracts	5,393,999
NET ASSETS	$621,039,116
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $.01 par value)	14,839,298
NET ASSET VALUE AND OFFERING PRICE PER SHARE	$41.85

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends		$5,284,334
Interest		58,729
Total investment income		5,343,063

EXPENSES:
Investment advisory fees	$2,853,593
Shareholder servicing and accounting costs	354,511
Reports to shareholders	72,877
Federal & state registration fees	20,444
Custody fees	16,311
Administration fees	190,452
Trustees’ fees and expenses	68,566
Auditor fees	11,004
Legal fees	58,174
Other	53,841
Total operating expenses before expense reductions	3,699,773
Expense reductions (see Note 10)	(39,279)
Total expenses		3,660,494
NET INVESTMENT INCOME		1,682,569
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on:
Investments sold
Non Affiliates	(28,436,720)
Affiliates	512,124
Written option contracts expired or closed	599,897
		(27,324,699)
Change in unrealized appreciation on:
Investments	66,132,722
Written option contracts	5,393,999
		71,526,721
Net realized and unrealized gain on investments		44,202,022
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS		$45,884,591

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	(Unaudited)
OPERATIONS:
Net investment income	$1,682,569	$2,934,816
Net realized loss on investments sold and
written option contracts expired or closed	(27,324,699)	(3,400,141)
Change in unrealized appreciation
(depreciation) on investments and written
option contracts	71,526,721	(493,780,728)
Net increase (decrease) in net assets
resulting from operations	45,884,591	(494,246,053)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,620,526	81,779,671
Dividends reinvested	—	2,162,766
Redemption fees	1,331	12,696
Cost of shares redeemed	(58,415,712)	(470,637,092)
Net decrease in net assets resulting from
capital share transactions	(32,793,855)	(386,681,959)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(2,242,068)
From realized gains	—	—
Net decrease in net assets resulting from
distributions to shareholders	—	(2,242,068)
Total increase (decrease) in net assets	13,090,736	(883,170,080)
NET ASSETS:
Beginning of period	607,948,380	1,491,118,460
End of period	$621,039,116	$607,948,380

ACCUMULATED NET INVESTMENT
INCOME:	$1,688,477	$5,908

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30,			Year Ended December 31,
	2009		2008	2007	2006	2005	2004
	(Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD	$38.60		$65.00	$87.15	$84.44	$78.97	$63.51
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.11	(1)	0.17 (1)	0.58 (3)	0.64 (1)	0.76 (1)	0.11 (2)
Net realized and unrealized
gains (losses) on investments	3.14		(26.43)	(8.91)	2.81	5.47	15.46
Total from investment
operations	3.25		(26.26)	(8.33)	3.45	6.23	15.57
LESS DISTRIBUTIONS:
From net investment income	—		(0.14)	(0.49)	(0.74)	(0.76)	(0.11)
From realized gains	—		—	(13.33)	—	—	—
Total distributions	—		(0.14)	(13.82)	(0.74)	(0.76)	(0.11)

NET ASSET VALUE, END OF
PERIOD	$41.85		$38.60	$65.00	$87.15	$84.44	$78.97

TOTAL RETURN	8.42	%(5)	-40.39%	-9.66%	4.08%	7.88%	24.51%
NET ASSETS, END OF
PERIOD (in millions)	$621		$608	$1,491	$2,880	$3,084	$1,992
RATIO OF OPERATING
EXPENSES TO AVERAGE NET
ASSETS(4)	1.28	%(6)	1.18%	1.15%	1.06%	1.06%	1.14%
RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET
ASSETS	0.59	%(6)	0.28%	0.57%	0.69%	1.02%	0.16%
PORTFOLIO TURNOVER RATE	28.20%		39.88%	22.30%	11.58%	6.05%	7.00%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.
(3)	Net investment income per share is calculated using ending balances after consideration of adjustments for permanent book and tax differences.
(4)
The operating expense ratio includes expense reductions for minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the six months ending June 30 2009and the years ended December 31, 2008, 2007, 2006, 2005, and 2004 were 1.28%, 1.18%, 1.15%, 1.06%, 1.06%, and 1.14% respectively (See Note 10).

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK — 90.9%
Aerospace & Defense — 0.9%
Boeing Company	80,000	$3,400,000
Innovative Solutions and Support, Inc.	540,000	2,413,800
		5,813,800
Automobiles & Components — 1.3%
Goodyear Tire & Rubber Company (a)(c)	690,525	7,775,312
Banks — 6.0%
Bank of America Corp. (c)	2,800,000	36,960,000
Capital Goods — 1.7%
Reliance Steel & Aluminum Co. (c)	272,500	10,461,275
Coal — 3.3%
CONSOL Energy Inc. (c)	600,000	20,376,000
Communications Equipment — 7.3%
Cisco Systems, Inc. (a)	1,800,000	33,552,000
Harris Corp.	400,000	11,344,000
Harris Stratex Networks, Inc. — Class A (a)	99,367	643,898
		45,539,898
Computers & Equipment — 7.1%
Intel Corp.	416,000	6,884,800
International Business Machines Corp.	355,000	37,069,100
PC Connection, Inc. (a)	60,000	315,000
		44,268,900
Construction Materials — 2.5%
Cemex S.A. de C.V. — ADR (a)(b)	1,633,188	15,253,975
Data Processing & Outsourced Services — 3.8%
Alliance Data Systems Corporation (a)	325,000	13,386,750
iGATE Corporation	203,300	1,345,846
Lender Processing Services, Inc.	318,398	8,841,912
		23,574,508
Energy Equipment & Services — 1.6%
Transocean Inc. (a)(b)	134,880	10,020,235
Financial Services — 4.3%
Legg Mason Inc. (c)	1,100,000	26,818,000

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Health Care Providers & Services — 15.0%
Amedisys, Inc. (a)	415,000	$13,703,300
Hologic, Inc. (a)	300,000	4,269,000
Kinetic Concepts Inc. (a)	695,700	18,957,825
Laboratory Corporation of America Holdings (a)	270,000	18,303,300
UnitedHealth Group, Inc. (c)	1,231,200	30,755,376
Zimmer Holdings, Inc. (a)	165,000	7,029,000
		93,017,801
Household Durables — 0.7%
Stanley Furniture Co., Inc.	420,800	4,540,432
Industrial Conglomerates — 3.9%
General Electric Co.	2,077,000	24,342,440
Information Software & Services — 6.3%
Fidelity National Information Services, Inc.	336,797	6,722,468
Oracle Corp.	1,500,000	32,130,000
		38,852,468
Insurance — 5.4%
Aflac, Inc.	180,000	5,596,200
Berkshire Hathaway Inc. — Class B (a)	5,436	15,741,188
The Hartford Financial Services Group, Inc.	730,000	8,665,100
Principal Financial Group, Inc.	195,000	3,673,800
		33,676,288
Machinery — 1.0%
Terex Corp. (a)	520,000	6,276,400
Medical Products — 1.3%
China Medical Technologies, Inc.	390,000	7,764,900
Metals & Mining — 1.0%
RTI International Metals, Inc. (a)(c)	350,000	6,184,500
Oil, Gas & Consumable Fuels — 3.2%
Chesapeake Energy Corp. (c)	1,000,000	19,830,000
Pharmaceuticals & Biotechnology — 3.7%
Marshall Edwards, Inc. (a)	75,607	40,072
Novogen, Ltd. — ADR (a)(b)	250,360	540,778
Pfizer, Inc.	1,500,000	22,500,000
		23,080,850
Tobacco — 5.4%
Philip Morris International, Inc.	765,580	33,394,600

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Trading Companies & Distributors — 4.2%
Rush Enterprises, Inc. — Class A (a)	299,907	$3,493,917
Rush Enterprises, Inc. — Class B (a)	31,407	311,243
WESCO International, Inc. (a)(d)	900,000	22,536,000
		26,341,160
Total Common Stocks
(Cost $636,945,711)		564,163,742
INVESTMENT COMPANIES — 3.4%
Loomis Sayles Bond Fund	1,825,000	21,443,750
Total Investment Companies
(Cost $19,071,250)		21,443,750

	Principal
Name of Issuer or Title of Issue	Amount	Value

CORPORATE BONDS — 0.2%
Harley-Davidson Funding Corp.	$1,000,000	936,872
Total Corporate Bonds
(Cost $725,427)		936,872
SHORT-TERM INVESTMENTS — 2.4%
Citigroup Funding Commercial Paper	15,000,000	14,999,265
Total Short-Term Investments
(Cost $14,999,265)		14,999,265
TOTAL INVESTMENTS
(Cost $671,741,653) — 96.9%		601,543,629
ASSETS IN EXCESS OF OTHER
LIABILITIES — 3.1%		19,495,487
TOTAL NET ASSETS — 100.0%		$621,039,116

ADR American Depository Receipt (a) Non-income producing security. (b) Foreign company.
(c) Shares are held as collateral for all or a portion of a corresponding written option contract.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
June 30, 2009 (Unaudited)

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS — 0.5%
Bank of America Corp.
Expiration August 2009
Exercise Price $15.00	3,000	144,000
Chesapeake Energy Corp.
Expiration July 2009
Exercise Price $22.50	3,000	45,000
CONSOL Energy Inc.
Expiration July 2009
Exercise Price $40.00	2,000	20,000
CONSOL Energy Inc.
Expiration October 2009
Exercise Price $40.00	2,000	460,000
CONSOL Energy Inc.
Expiration January 2011
Exercise Price $50.00	2,000	880,000
Goodyear Tire & Rubber Company
Expiration July 2009
Exercise Price $12.50	1,500	22,500
Goodyear Tire & Rubber Company
Expiration October 2009
Exercise Price $12.50	1,500	165,000
Legg Mason Inc.
Expiration August 2009
Exercise Price $25.00	1,000	202,000
Reliance Steel & Aluminum Co.
Expiration December 2009
Exercise Price $40.00	1,000	520,000
RTI International Metals, Inc.
Expiration September 2009
Exercise Price $25.00	1,000	45,000
RTI International Metals, Inc.
Expiration December 2009
Exercise Price $25.00	1,000	120,000
UnitedHealth Group, Inc.
Expiration September 2009
Exercise Price $27.00	3,000	435,000
WESCO International, Inc.
Expiration July 2009
Exercise Price $25.00	1,000	75,000
Total Written Call options
(Premiums received $8,527,499)		$3,133,500

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS
Six Months Ended June 30, 2009 (Unaudited)

1.	ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund manages its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its Adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements is as follows:

a.
Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

Additionally, the Fund’s investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

	Level 1	Level 2	Level 3	Total

Common Stocks	$564,163,742	$—	$—	$564,163,742
Investment Companies	21,443,750	—	—	21,443,750
Corporate Bonds	—	936,872	—	936,872
Short-Term Investments	—	14,999,265	—	14,999,265

Total Investments in
Securities	$585,607,492	$15,936,137	$—	$601,543,629

Written Option
Contracts	$3,133,500	$—	$—	$3,133,500

b.
Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c.
Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

d.
Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

e.
Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008, or for any other tax years which are open for exam. As of December 31, 2008, open tax years include the tax years ended December 31, 2005 through 2008. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

f. Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income dividends and capital gain distributions are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were issued.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

h. Options Transactions — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use written option contracts to hedge against the changes in the value of equities. The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of June 30, 2009, the Fund held written option contracts as hedging instruments. Written option contracts are a liability on the Statement of Assets and Liabilities with a fair value of $3,133,500 and premiums received of $8,527,499. On the Statement of Operations, there was a realized gain of $599,897 and a change in unrealized appreciation of $5,393,999 for written option contracts. See Note 6 for additional disclosure related to transactions in written option contracts during the period.

The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Company, Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. The Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. During the six months ended June 30, 2009 and the year ended December 31, 2008, total expenses of $505,684 and $1,309,690, respectively, related to such services were paid to U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as custodian for the Fund.

4.	LINE OF CREDIT
The Fund has established an unsecured line of credit agreement (“LOC”) with U.S. Bank, N.A., which expires April 30, 2010, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $100 million cap on the total LOC. The interest rate paid on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of June 30, 2009. The Fund did not have any borrowings outstanding under the LOC during the six months ended June 30, 2009.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:
	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008

Shares outstanding, beginning of period	15,750,271	22,939,221
Shares sold	702,705	1,572,729
Dividends reinvested	—	58,173
Shares redeemed	(1,613,678)	(8,819,852)
Shares outstanding, end of period	14,839,298	15,750,271

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

6.	WRITTEN OPTION CONTRACTS
The number of written option contracts and the premiums received by the Fund during the six months ended June 30, 2009, were as follows:

	Number of Contracts	Premium Amount

Options outstanding, beginning of period	—	$—
Options written	26,400	9,899,389
Options closed	(1,500)	(527,745)
Options exercised	(500)	(244,248)
Options expired	(1,400)	(599,897)

Options outstanding, end of period	23,000	$8,527,499

See Note 2 for additional disclosure about written option contracts.

7.	TRANSACTIONS WITH AFFILIATES
The following issuer was affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period from January 1, 2009 through June 30, 2009. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuer was:

	Share			Share
	Balance At			Balance At	Value At	Realized
Issuer Name	December 31, 2008	Purchases	Sales	June 30, 2009	June 30, 2009	Gains

Stanley Furniture
Co., Inc.*	570,800	—	150,000	420,800	$4,540,432	$512,124
* Issuer was not an affiliate as of June 30, 2009.

8.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term securities and options, for the six months ended June 30, 2009, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other

$ —	$176,552,556	$ —	$150,536,718

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

9.	FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryover. The capital loss carryover as of December 31, 2008 is $4,752,802 and expires on December 31, 2016.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$724,512,720
Gross tax unrealized appreciation	$63,002,290
Gross tax unrealized depreciation	(199,333,036)
Net unrealized depreciation	$(136,330,746)
Undistributed ordinary income	$5,908
Undistributed long term capital gains	—
Total distributable earnings	$5,908
Other accumulated losses	$(4,752,802)
Total accumulated loss	$(141,077,640)

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 29, 2008, a dividend distribution of $0.14 per share, was declared and paid to shareholders of record as of December 26, 2008.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008

Ordinary income	$—	$2,242,068
Long-term capital gain	—	—
	$—	$2,242,068

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

10. EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the six months ended June 30, 2009, the Fund’s expenses were reduced $39,279 by utilizing minimum account maintenance fees pertaining to account balances as of November 30, 2008, resulting in a decrease in the expenses being charged to shareholders.

11. REDEMPTION FEE
Effective April 1, 2005, those who bought and sold the Fund within 30 calendar days incurred a 2% redemption fee. For the six months ended June 30, 2009, the Fund retained $1,331 in redemption fees which increased paid in capital. Effective March 1, 2009, the Fund discontinued the redemption fee.

12. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

13. ANNUAL APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Board of Trustees of Trust (the “Board”) oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s Advisory Agreement with the Adviser. Based upon the recommendation of the Independent Trustees of the Board, at a meeting held on May 21, 2009, the Board, including all of the Independent Trustees, approved, with certain amendments, the continuance of the Advisory Agreement (the “Advisory Agreement”) between the Fund and the Adviser for another year, effective June 30, 2009.

Prior to the meeting on May 21, 2009, the Independent Trustees met on several occasions, most recently May 7 and May 13, 2009, to discuss the renewal of the Advisory Agreement. At these meetings, the Independent Trustees considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement. In their deliberations, they did not identify any particular factor that was controlling. They attributed different weights to different factors.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

The discussion below serves as a summary of the material factors and the conclusions with respect thereto that formed the bases for the Independent Trustees’ approval of the Advisory Agreement. After consideration of all of the factors below, and based on their business judgment, the Independent Trustees determined that the Advisory Agreement is in the best interest of the Fund and its shareholders, and that the compensation to the Adviser under the Advisory Agreement is fair and reasonable.

The Nature and Extent of the Advisory Services Provided and To Be Provided by the Adviser

The Independent Trustees reviewed the services provided by the Adviser under the Advisory Agreement. They requested and received from the Adviser and others, including the Chief Compliance Officer of the Fund, written and oral information on the performance of the Fund, the income and expenses of the Fund, the fees charged by the Adviser to its private clients, the extent of services provided by the Adviser, the Adviser’s key personnel, the Adviser’s compliance with the Fund’s investment restrictions, and its other policies and procedures.

The Adviser has consistently provided the Fund with the types of services customarily provided by investment advisers to mutual funds. The Independent Trustees noted the substantial promotion efforts taken by the Adviser to promote the Fund and to retain existing shareholders. These included numerous speaking engagements by Ronald Muhlenkamp and others on the Adviser’s staff, including in person briefings provided by Ron Muhlenkamp and his staff twice a year for the shareholders.

The Independent Trustees reviewed the services to be provided by the Adviser under the Advisory Agreement. They concluded that the range of services to be provided by the Adviser was appropriate and that the Adviser currently is providing services in accordance with the terms of the Advisory Agreement.

The Quality of Services Provided by the Adviser

The Independent Trustees reviewed the credentials, experience and qualifications of the officers and employees of the Adviser who provided investment advisory services to the Fund. They reviewed the changes in staff over the prior year. They considered various issues, such as the Adviser’s existing personnel, and the process for identifying stocks to be purchased and sold by the Fund. Based on a review of these and other factors, the Independent Trustees concluded that the quality of services provided by the Adviser was appropriate and that the Adviser currently is

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

providing satisfactory services in accordance with the terms of the Advisory Agreement.

The Performance of the Fund
The Independent Trustees reviewed the performance of the Fund during the past year and for the 1, 3, 5, 10 and 15 year calendar periods against the performance of funds with investment strategies comparable to those of the Fund. They reviewed a detailed analysis of performance and expenses of the Fund, and similar data for a select group of other funds determined to be comparable to the Fund. They noted that the Fund, although it has fallen substantially in size, continues to be recommended by noted investment advisers. It continues to be named in the Money Magazine list of recommended funds. Although the performance of the Fund in the one year, three year and five year periods was down, vis a vis other comparable funds, the Fund’s performance over longer term periods was not. The performance of the Fund measured over 10 and 15 years was consistent with the median performance of comparable funds. The Independent Trustees have spoken at length with Mr. Muhlenkamp concerning the reasons for the recent performance, and understand this is due in large part to the Adviser’s decision to invest heavily in the home building and financial services industries, and to fail to anticipate that those stocks, after substantial losses, would continue to weaken. The Independent Trustees have confidence in Mr. Muhlenkamp and his team and anticipate that the performance of the Fund will improve as the general markets improve. Based on this review, the Independent Trustees concluded that the Fund and its shareholders were benefiting from the Adviser’s investment management of the Fund and that the Fund’s Adviser should be retained.

The Fund’s Portfolio Managers and Investment Personnel
The Independent Trustees have met with the Fund’s investment personnel, and believe that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

Overall Performance of Adviser
The Independent Trustees considered the overall performance of the Adviser in addition to providing investment advisory services to the Fund and concluded that such performance was satisfactory.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

Fees Relative to Those of Adviser’s Other Clients
The Independent Trustees noted that the Adviser serves as an adviser to private clients with investment strategies comparable to those of the Fund. They requested and received from the Adviser detailed information concerning fees charged by the Adviser to private clients and the total income received by the Adviser from those clients. While in some cases it appears that Adviser’s private clients are paying smaller percentage fees than those paid by the Fund, the number of these cases is small and appear to have been based on individual negotiations. For the most part, the Independent Trustees believe the rates charged by the Adviser to its private clients are comparable to the rates charged to the Fund.

Fees Relative to Those of Comparable Funds Using Other Advisers
The Independent Trustees compared effective contractual advisory fee rates at a common asset level for similar funds and noted that, with respect to the funds reviewed, the Fund’s rate was at or above the median rate of the funds advised by other advisers with investment strategies comparable to those of the Fund. While adviser fees for a number of the funds reviewed were lower than those charged by the Adviser, and in some cases substantially lower, the Independent Trustees, after reviewing the differences, were satisfied that the Adviser’s fees can be justified. Based on this review, the Independent Trustees concluded that the advisory fee rate under the Advisory Agreement was, considering all of the circumstances, fair and reasonable.

Expense Limitations
The Independent Trustees noted that the Adviser has contractually agreed to limit the expenses of the Fund in an amount necessary to limit total annual operating expenses to a specific percentage of daily net assets. They considered the contractual and voluntary nature of this expense limitation and noted that the Advisory Agreement, if renewed, will remain in effect until June 30, 2010. They considered the effect these expense limitations could have on the Fund’s estimated expenses and concluded that the expense limitations were beneficial to the Fund and its shareholders.

Breakpoints and Economies of Scale
The fee paid to the Adviser includes a breakpoint. For amounts over $1 billion, the fee falls from 1.0% to 0.9%. The Fund has in the past received significant benefits from the breakpoint. Recently, however, the size of the Fund has fallen, so that the breakpoint is no longer applicable. If the Fund in the future increases to more than $1 billion in assets, the breakpoint will again become relevant. The Independent Trustees concluded that as a result of the breakpoint, the Fund had experienced reduced fees at higher asset levels, thereby reflecting economies of scale.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

They further noted that the fee actually paid to the Adviser had been calculated on the net assets of the Fund, whereas the Advisory Contract provided that fees were to be paid on gross assets. This resulted in the Fund paying to the Adviser a lower fee. The Adviser has agreed to amend the Advisory Contract to reflect that fees going forward will continue to be paid on a net basis. All of this has resulted and will result in a savings to the shareholders. Based on their review, the Independent Trustees concluded that the compensation to be paid by the Fund to the Adviser was not excessive. It was also the best rate they could negotiate with the Adviser at this time.

Profitability of the Adviser
The Independent Trustees reviewed information concerning the profitability of the Adviser and its financial condition. They considered the overall profitability of the Adviser as well as the profitability of the Adviser in connection with managing the Fund. The Adviser’s operations remain profitable.

Benefits of Soft Dollars to the Adviser
The Independent Trustees considered the benefits realized by the Adviser as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage fees paid by the Fund are used to pay for research and execution services. This research is used by the Adviser in making certain decisions for the Fund, as well as for its private clients. The Independent Trustees concluded that in total, the soft dollar arrangements were not excessive. The commission rates were low and always involved research which the Adviser deemed to be important. Thus such arrangements appeared to be appropriate and reasonable.

The Adviser’s Financial Soundness
The Independent Trustees considered whether the Adviser was financially sound and had the resources necessary to perform its obligations under the Advisory Agreement. They concluded that the Adviser has the financial resources necessary to fulfill those obligations going forward.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2009 (Unaudited)

Historical Relationship Between the Fund and the Adviser

The Independent Trustees also considered the prior relationship between the Adviser and the Fund as well as the Adviser’s knowledge of the Fund’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. Shareholders are in the Fund largely because Mr. Muhlenkamp is the Adviser. They also reviewed the general nature of other services currently provided by the Adviser. Based on a review of the services provided, the Independent Trustees concluded that the Adviser was qualified to continue to provide services to the Fund.

Other Factors and Current Trends
The Independent Trustees considered the fact that the Adviser, like others in the industry, is subject to regulatory inquiries and litigation related to a wide range of issues. They considered the governance and compliance issues applicable to funds, and the fact that the Adviser has undertaken to cause the Fund to operate in accordance with those policies and practices. They concluded that these actions indicated a good faith effort on the part of the Adviser to adhere to the highest ethical standards, and that the current and regulatory environment to which the Adviser is subject should not prevent the Board from continuing the Advisory Agreement.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
Six Months Ended June 30, 2009

1.	BROKER COMMISSIONS (UNAUDITED)
Some people have asked how much the Muhlenkamp Fund pays in commissions:
For the six months ended June 30, 2009, the Fund paid $236,530 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal two cents (2¢) per Fund share and would have increased the operating expense ratio from 1.28% to 1.32%.

2.	QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ended December 31, 2008 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

3.	CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ended December 31, 2008 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

4.	INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the Fund’s website at www.muhlenkamp.com, and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

5.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at www.sec.gov beginning with the filing for the period ended September 30, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd. 800
Westpoint Pkwy., Suite 1100
Westlake, OH 44145

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)*      /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          8/31/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date          8/31/2009

By (Signature and Title)*            /s/ James S. Head
James S. Head, Treasurer
Date          8/31/2009

* Print the name and title of each signing officer under his or her signature.